UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     April 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $230,132 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100     8001   109974 SH       SOLE                        0   109974        0
ARTHROCARE CORP                COM              043136100     7799   163100 SH       SOLE                        0   163100        0
BROADCOM CORP                  CL A             111320107    11209   259713 SH       SOLE                        0   259713        0
CHEESECAKE FACTORY INC         COM              163072101     5054   134960 SH       SOLE                        0   134960        0
CHICOS FAS INC                 COM              168615102    12053   296568 SH       SOLE                        0   296568        0
CISCO SYS INC                  COM              17275R102     4301   198475 SH       SOLE                        0   198475        0
COACH INC                      COM              189754104     4878   141070 SH       SOLE                        0   141070        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    11009   185060 SH       SOLE                        0   185060        0
CROCS INC                      COM              227046109      327    13000 SH       SOLE                        0    13000        0
EBAY INC                       COM              278642103     6995   179370 SH       SOLE                        0   179370        0
GENENTECH INC                  COM NEW          368710406    11423   135165 SH       SOLE                        0   135165        0
GILEAD SCIENCES INC            COM              375558103    13375   214966 SH       SOLE                        0   214966        0
GOOGLE INC                     CL A             38259P508     5816    14914 SH       SOLE                        0    14914        0
HEALTHWAYS INC                 COM              422245100     8347   163850 SH       SOLE                        0   163850        0
KYPHON INC                     COM              501577100     8656   232695 SH       SOLE                        0   232695        0
LIFECELL CORP                  COM              531927101     4767   211405 SH       SOLE                        0   211405        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     5454   100805 SH       SOLE                        0   100805        0
MONSTER WORLDWIDE INC          COM              611742107     7169   143785 SH       SOLE                        0   143785        0
NETWORK APPLIANCE INC          COM              64120L104    13724   380905 SH       SOLE                        0   380905        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     9047   183541 SH       SOLE                        0   183541        0
PANERA BREAD CO                CL A             69840W108     8225   109405 SH       SOLE                        0   109405        0
QUALCOMM INC                   COM              747525103    12711   251163 SH       SOLE                        0   251163        0
STARBUCKS CORP                 COM              855244109    12488   331859 SH       SOLE                        0   331859        0
SYNOPSYS INC                   COM              871607107     5719   255887 SH       SOLE                        0   255887        0
TEXAS ROADHOUSE INC            CL A             882681109     5189   303635 SH       SOLE                        0   303635        0
URBAN OUTFITTERS INC           COM              917047102     4862   198115 SH       SOLE                        0   198115        0
VENTANA MED SYS INC            COM              92276H106     5990   143395 SH       SOLE                        0   143395        0
VERISIGN INC                   COM              92343E102     8749   364677 SH       SOLE                        0   364677        0
YAHOO INC                      COM              984332106     6374   197570 SH       SOLE                        0   197570        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       54    20000 SH       SOLE                        0    20000        0
ZUMIEZ INC                     COM              989817101      367     6000 SH       SOLE                        0     6000        0